Warrants and Share-based Payment	3 Months Ended
Mar. 31, 2021
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Warrants and Share-based Payment
Note 7—Warrants and Share-based Payment
Share-based Payment
Ascendis Pharma A/S has established warrant programs and equity-settled share-based payment transactions, as an incentive for all its employees, members of its Board of Directors and select external consultants.
Warrants are granted by the Company’s Board of Directors in accordance with authorizations given to it by the shareholders of the Company. As of March 31, 2021,
10,944,778 warrants have been granted, of which 19,580 warrants have been cancelled, 4,255,638 warrants have been exercised, 2,168 warrants have expired without being exercised, and 557,450 warrants have been forfeited. As of March 31, 2021, the Company’s Board of Directors was authorized to grant up to 682,509 additional warrants to employees, board members and select consultants without preemptive
subscription rights for the shareholders of the Company. Each warrant carries the right to subscribe for one ordinary share of a nominal value of DKK 1. The exercise price is fixed at the fair market value of the Company’s ordinary shares at the time of grant as determined by the Company’s Board of Directors. The exercise prices of outstanding warrants under the Company’s warrant programs range from €6.48 to €145.5 depending on the grant dates. Vested warrants may be exercised in two or four annual exercise periods. Apart from exercise prices and exercise periods, the programs are similar.

Warrant Activity
The following table specifies the warrant activity during the three months ended March 31, 2021.

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2021	6,148,004	69.97

Granted during the period	80,060	132.10
Exercised during the period	(78,993)	25.96
Forfeited during the period	(39,129)	108.59
Expired during the period	—	—

Outstanding at March 31, 2021	6,109,942	71.10

Vested at March 31, 2021	3,285,203	42.20

Warrant Compensation Costs
Warrant compensation costs are determined with a basis in the grant date fair value of the warrants granted and recognized over the vesting period as research and development costs or as selling, general and administrative expenses. For the three months ended March 31, 2021 and 2020, warrant compensation costs recognized in the interim statement of profit or loss was
€23,076 thousand and €14,949 thousand, respectively.